Accrued expenses and other current liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Schedule of accrued expenses and other current liabilities [Abstract]
Payroll and other employee benefits	$ 370	$ 155
Professional fees	1,181	108
Research and development costs	664
Operating lease liabilities, current portion	2,175	209
Other accrued expenses	352	53
Total accrued expenses and other current liabilities	$ 4,742	$ 525